Expense Example, No Redemption (Vanguard Explorer Fund, USD $)	12 Months Ended
Oct. 31, 2013
Vanguard Explorer Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 52
3 YEAR	164
5 YEAR	285
10 YEAR	640
Vanguard Explorer Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	$ 431